Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment Trademark Property	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 07, 2024 $ / shares	Aug. 06, 2024 $ / shares	Nov. 01, 2023 $ / shares
Summary Of Significant Accounting Policies [Line Items]
Payments to acquire intangible assets	$ 6,500,000	$ 0	$ 10,500,000
Business acquisition, transaction costs	$ 400,000	200,000	900,000
Number of properties severely flooded | Property	1
Impairment losses of real property assets recognized		0	0
Indefinite lived trademark	$ 15,700,000	15,771,000
Intangible assets, net of accumulated amortization	6,766,000	1,170,000
Allowance for doubtful accounts	800,000	900,000
Gross amounts of lease intangibles	86,400,000	80,700,000
Accumulated amortization	$ 79,600,000	79,500,000
Maximum annual contributions per employee, percentage	100.00%
Gains (losses) on exchange rate changes in equity investments recorded in other income (expense)	$ (3,400,000)	200,000
Investment, Type [Extensible Enumeration]	Real Estate Investment [Member]
Minimum percentage of ordinary taxable income to be distributed to stockholders	90.00%
Employer matching contributions, amount	$ 500,000	500,000
Employer matching contribution, percent	100.00%
Employer matching contribution, percent of match	4.00%
Number of reportable business segments | Segment	2
Rental Income | Geographic Concentration Risk | Florida
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1	22.00%
Rental Income | Geographic Concentration Risk | California
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1	20.00%
Rental Income | Geographic Concentration Risk | Greater Toronto Area of Canada
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1	10.00%
Revolving Credit Facility
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost, gross	$ 9,400,000	4,500,000
Accumulated amortization of debt issuance costs	2,600,000	4,100,000
Non Revolving Debt
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost, gross	6,400,000	7,700,000
Accumulated amortization of debt issuance costs	3,000	3,400,000
Self Storage
Summary Of Significant Accounting Policies [Line Items]
Total estimated future amortization expense of intangible assets, year 2025	4,300,000
Total estimated future amortization expense of intangible assets, year 2026	1,700,000
Total estimated future amortization expense of intangible assets, year 2027	100,000
Total estimated future amortization expense of intangible assets, year 2028	100,000
Total estimated future amortization expense of intangible assets, thereafter	600,000
Intangible assets, net of accumulated amortization	$ 6,800,000
Weighted-average amortization period on remaining intangible assets	2 years 4 months 24 days
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Strategic Storage Trademark
Summary Of Significant Accounting Policies [Line Items]
Trademarks acquired amount	$ 0	71,000
Indefinite lived trademark	$ 15,700,000	15,700,000
Self Administration Transaction
Summary Of Significant Accounting Policies [Line Items]
Number of trademarks acquired | Trademark	2
SST VI
Summary Of Significant Accounting Policies [Line Items]
Offering price | $ / shares				$ 10		$ 10
SST VI | Class C Common stock
Summary Of Significant Accounting Policies [Line Items]
Offering price | $ / shares				10
SST VI | Common Class Y and Z shares
Summary Of Significant Accounting Policies [Line Items]
Offering price | $ / shares				10
SST VI | Maximum
Summary Of Significant Accounting Policies [Line Items]
Offering price | $ / shares				10
SST VI | Maximum | Class A Common stock
Summary Of Significant Accounting Policies [Line Items]
Offering price | $ / shares				$ 10		$ 10
SST VI OP | Class C Common stock
Summary Of Significant Accounting Policies [Line Items]
Share Price | $ / shares					$ 9.3
Pacific Oak Holding Group
Summary Of Significant Accounting Policies [Line Items]
Variable interest entity non-voting ownership percentage	17.50%
General and Administrative Expense
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	$ 2,300,000	2,200,000	1,300,000
Operating Expense
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	$ 5,200,000	$ 4,800,000	$ 4,400,000